Financial Instruments and Risk Management (Tables)	9 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of classified as financial assets and liabilities [Table Text Block]

	As at December 31, 2024			As at March 31, 2024

Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Cash	$-	$9,845	$-	$-	$9,678	$-
Digital currencies	-	260,806	-	-	161,645	-
Investments	27,568	-	3,132	5,356	-	1,618
	$27,568	$270,651	$3,132	$5,356	$171,323	$1,618

Liabilities
Convertible loan -derivative component	$-	$-	$13	$-	$-	$120
	$-	$-	$13	$-	$-	$120

Schedule of reconciliation of Level 3 assets and liabilities [Table Text Block]
	Fair value at				Change	Fair Value at,
Level 3 Continuity	March 31, 2024	Additions	Disposals	Transfer out	in fair value	December 31, 2024
Assets
Investments	$1,618	$-	$-	$(1,251)	$2,765	$3,132
	$1,618	$-	$-	$(1,251)	$2,765	$3,132
Liabilities
Convertible loan -derivative component	$120	$-	$-	$-	$(107)	$13
	$120	$-	$-	$-	$(107)	$13

Schedule of liquidity risk [Table Text Block]
	Contractual cash flows	within 1 year	1 to 3 years	3 to 5 years	5+ years
Accounts payable	$8,764	$8,764	$-	$-	$-
Term loan	3,950	3,950	-	-	-
Convertible loan	4,011	3,938	73	-	-
Lease commitments	7,039	3,004	3,544	491	-
Loans payable and interest	14,065	2,792	2,528	2,392	6,353
Total	$37,829	$22,448	$6,145	$2,883	$6,353

Schedule of effect of changes in foreign exchange rates [Table Text Block]
	Net Monetary Position December 31, 2024 (USD$ equivalent) ($)	Impact of 10% variance in foreign exchange rate (in foreign currency) ($)
US Dollars	(2,008)	183
Canadian Dollars	105	7
Euro Dollars	187	18
Swiss Francs	74	7
Swedish Krona	2,792	23
Icelandic Krona	1,150	1